Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

The following table sets forth information regarding compensation actually paid to our CEO and other NEOs and the financial performance of the Company for the last five fiscal years.

			Average Summary	Average	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Compensation Table Total for Non-PEO NEOs	Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income	Depletions Growth (%)
2023	$5,902,526	$1,902,406	$3,011,291	$610,905	$144.71	$161.54	$76,250,000	-6%
2022	$4,848,737	$848,576	$1,247,885	$828,547	$173.43	$159.39	$67,263,000	-5%
2021	$14,840,957	$839,176	$1,044,866	$876,342	$274.66	$146.32	$14,553,000	22%
2020	$4,778,389	$803,025	$3,476,104	$492,432	$531.10	$127.78	$191,960,000	37%
2019	$4,211,552	$2,212,366	$2,121,689	$1,111,889	$198.19	$119.92	$110,041,000	22%

Compensation actually paid differs from table totals due to LTE awards with multi-year service and/or performance-based vesting conditions.

The following table sets forth information regarding the identification of our Primary Executive Officer (“PEO”) and non-PEO NEOs for the corresponding fiscal years. In each of these years, our PEO held the title of CEO.

Fiscal Year	CEO(s)	Other NEOs
2019	David A. Burwick	Frank H. Smalla, C. James Koch, John C. Geist, Lesya Lysyj
2020	David A. Burwick	Frank H. Smalla, John C. Geist, Carolyn O’Boyle, Quincy B. Troupe
2021	David A. Burwick	Frank H. Smalla, John C. Geist, Quincy B. Troupe, Lesya Lysyj
2022	David A. Burwick	Frank H. Smalla, John C. Geist, Lesya Lysyj, Carolyn O’Boyle, Quincy B. Troupe
2023	David A. Burwick	Diego Reynoso, Matthew D. Murphy, Philip A. Hodges, John C. Geist, Lesya Lysyj, Frank H. Smalla

Named Executive Officers, Footnote [Text Block]

The following table sets forth information regarding the identification of our Primary Executive Officer (“PEO”) and non-PEO NEOs for the corresponding fiscal years. In each of these years, our PEO held the title of CEO.

Fiscal Year	CEO(s)	Other NEOs
2019	David A. Burwick	Frank H. Smalla, C. James Koch, John C. Geist, Lesya Lysyj
2020	David A. Burwick	Frank H. Smalla, John C. Geist, Carolyn O’Boyle, Quincy B. Troupe
2021	David A. Burwick	Frank H. Smalla, John C. Geist, Quincy B. Troupe, Lesya Lysyj
2022	David A. Burwick	Frank H. Smalla, John C. Geist, Lesya Lysyj, Carolyn O’Boyle, Quincy B. Troupe
2023	David A. Burwick	Diego Reynoso, Matthew D. Murphy, Philip A. Hodges, John C. Geist, Lesya Lysyj, Frank H. Smalla

PEO Total Compensation Amount	$ 5,902,526	$ 4,848,737	$ 14,840,957	$ 4,778,389	$ 4,211,552
PEO Actually Paid Compensation Amount	1,902,406	848,576	839,176	803,025	2,212,366
Non-PEO NEO Average Total Compensation Amount	3,011,291	1,247,885	1,044,866	3,476,104	2,121,689
Non-PEO NEO Average Compensation Actually Paid Amount	$ 610,905	828,547	876,342	492,432	1,111,889
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following table sets forth information regarding the relationship between the Company’s total shareholder return (“TSR”) and its peer group’s TSR. For the purposes of this table, the Company’s peer group is represented by Standard & Poor’s 500 Beverage Index, which consists of producers of alcoholic and non-alcoholic beverages (“S&P 500 Beverages Index”) for the five years ending December 30, 2023 The table assumes that the value of the investment in Boston Beer stock and the index was $100 on January 1, 2019. The TSR is reflected as of the end of the Company’s respective fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]

The following table sets forth information regarding the relationship between the Company’s total shareholder return (“TSR”) and its peer group’s TSR. For the purposes of this table, the Company’s peer group is represented by Standard & Poor’s 500 Beverage Index, which consists of producers of alcoholic and non-alcoholic beverages (“S&P 500 Beverages Index”) for the five years ending December 30, 2023 The table assumes that the value of the investment in Boston Beer stock and the index was $100 on January 1, 2019. The TSR is reflected as of the end of the Company’s respective fiscal years.

Tabular List [Table Text Block]

Most Important Financial Measures

The following table outlines the most important financial measures upon which the Company relies when analyzing and setting executive compensation levels.

Depletions Growth: year-over-year growth of sales by our wholesalers to retailers
Net Revenue Growth: compounded net revenue growth rates over a two-year period
EBIT: annual earnings before interest and taxes. EBIT is equivalent to Operating Income on the Income Statement in the Company’s Annual Report on Form 10-K for Fiscal Year 2023, excluding the $16.4 million non-cash impairment recorded primarily for the Dogfish Head brand in September 2023.
Resource Efficiency: annual focused operating expense cost savings

Total Shareholder Return Amount	$ 144.71	173.43	274.66	531.10	198.19
Peer Group Total Shareholder Return Amount	161.54	159.39	146.32	127.78	119.92
Net Income (Loss) Attributable to Parent	$ 76,250,000	$ 67,263,000	$ 14,553,000	$ 191,960,000	$ 110,041,000
Company Selected Measure Amount	(0.06)	(0.05)	0.22	0.37	0.22
PEO Name	David A. Burwick	David A. Burwick	David A. Burwick	David A. Burwick	David A. Burwick
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Measure Name	Depletions Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Measure Name	Net Revenue Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Measure Name	EBIT
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Measure Name	Resource Efficiency